Income Tax (Details 4) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Income Tax - Deferred Tax Carry Forwards Details 4
Tax loss carry forwards	$ 4,235	$ 4,203
Less: Valuation allowance	(4,235)	(4,203)
Total	$ 0	$ 0